Intangible Assets	6 Months Ended
Jun. 30, 2022
Disclosure Of Intangible Assets Text Block Abstract
Intangible assets

11. Intangible assets

	Software	Copyrights	Total
	RMB’000	RMB’000	RMB’000
Cost
At January 1, 2021	391	276,863	277,254
Additions - acquired separately	64	237,557	237,621
At December 31, 2021	455	514,420	514,875
Additions - acquired separately (Unaudited)	—	630	630
At June 30, 2022 (Unaudited)	455	515,050	515,505
Accumulated amortisation
At January 1, 2021	(379)	(13,774)	(14,153)
Charge for the year	(30)	(8,392)	(8,422)
At December 31, 2021	(409)	(22,166)	(22,575)
Charge for the period (Unaudited)	(12)	(8,631)	(8,643)
At June 30, 2022(Unaudited)	(421)	(30,797)	(31,218)
Net carrying amount
At June 30, 2022 (Unaudited)	34	484,253	484,287
At December 31, 2021	46	492,254	492,300